Loans Receivables Related Parties (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables - Loan Receivables [Member] - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Loans Receivables Related Parties (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	$ 15,921,457	$ 15,602,146
Group I [Member]
Loans Receivables Related Parties (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	283,519	3,622,174
Group II [Member]
Loans Receivables Related Parties (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	3,192,491	6,109,130
Group III [Member]
Loans Receivables Related Parties (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	6,347,667	4,358,992
Group IV [Member]
Loans Receivables Related Parties (Details) - Schedule of Credit Quality Analysis of Franchisee Loan Receivables [Line Items]
Franchisee loan receivables	$ 6,097,780	$ 1,511,850